INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 44,366	$ 44,366	$ 1,563
Change in valuation allowance		42,800
Deferred tax expense	1,300	1,300
Charge to additional paid in capital related to warrant transactions		41,500
Reduction of income tax expense	24,300	24,300
Increase to equity	14,900	14,900
Long-term accrued expenses and other	8,900	37,600
Kennedy
Operating Loss Carryforwards [Line Items]
Long-term accrued expenses and other		28,700
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	77,700	77,700	77,500
Net operating loss carryforwards set to expire			59,100
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	44,200	44,200	51,800
Tax credit carryforwards	$ 100	$ 100	$ 100